Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC SERIES
Prospectus Date	rr_ProspectusDate	Mar. 13, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2014